Shareholder Report, Holdings (Details) - C000246764 [Member]	Apr. 30, 2025
Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
FinecoBank Banca Fineco SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
Koninklijke KPN NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[2]
UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	16.70%
GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.20%
FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.10%
JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.30%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.80%
CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.10%
NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.